Revenue Recognition - Changes in Company's Contract Liabilities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 JPY (¥)
Revenue Recognition
Beginning Balance	¥ 506,041
Revenues recognized which were included in the contract liabilities balance	(201,074)
Remaining amounts which were newly recognized as contract liabilities	38,282
Ending Balance	¥ 343,249